SHAREHOLDERS' EQUITY, Preferred Shares (Q1) (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY [Abstract]
Preference shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0